Note 4 Equity	6 Months Ended
Jun. 30, 2014
Notes
Note 4 Equity

NOTE 4 EQUITY

On April 23, 2014, the Company filed an Amendment to its Articles of Incorporation with the Nevada Secretary of State increasing its authorized shares to 100,000,000 shares, par value $0.001 per share.

During the six months ended June 30, 2014, the Company:

i.      Issued 1,667,910 common shares for proceeds of $1,055,735 pursuant to private placements.

ii.     Issued 60,000 common shares valued at $95,340 to officers and employees and recorded stock compensation expense at the market value of shares at the date of issuance.

iii.    Issued 175,624 common shares to a shareholder pursuant to settlement of notes payable of $43,904 due to the shareholder.

iv.    Issued to various consultants 4,878,000 common shares valued at $11,065,600, as payment for consulting services.  Shares were valued as of their respective issuance dates throughout the period.

v.     Issued 453,078 common shares valued at $1,153,245 as payment for legal services. Shares were valued as of their respective issuance dates throughout the period.

vi.    Issued 5,000,000 common shares valued at $14,750,000 as payment for management services. Shares were valued as of their respective issuance dates throughout the period.

vii.   Issued 3,200,000 common shares valued at $8,250,000 as payment for investor relations services. Shares were valued as of their respective issuance dates throughout the period.

During the six months ended June 30, 2014, the Company issued 3,230,000 warrants issued in connection with the share issuances and subscriptions that occurred during the quarter. The fair value of these warrants was determined to be $6,643,981. All warrants have a term that extends from the date of issuance through June 30, 2015. Accrual of expenses related to these warrants during the six months ending June 30, 2014 amounted to $1,666,952.